Income Taxes (Details) - Schedule of Deferred Tax Assets and Liabilities - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Net operating loss carryovers	$ 39,642	$ 35,033
Stock based compensation	2,073	2,540
Research credits	123	131
Accrued compensation	87	96
Reserves	306	345
Intangibles	199
Fixed assets	356	393
Unrealized gain	14,557	12,876
Capital Research	1,587
Other	803	260
Total Deferred Tax Asset	59,733	51,674
Less: valuation allowance	(57,255)	(46,071)
Deferred Tax Asset, Net of Valuation Allowance	2,478	5,603
Intangible assets	(1,878)	(4,613)
Fixed assets	(149)	(239)
Other	(448)	(381)
Capitalized research		(370)
Total deferred tax liabilities	(2,475)	(5,603)
Net Deferred Tax Asset (Liability)	$ 3